Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventory [Abstract]
Description Of Detailed Information About Inventories Explanatory

	December 31, 2023	December 31, 2022
Heap leach ore	$470,894	$310,663
Stockpiled ore	52,890	27,701
Work-in-process	16,406	20,315
Finished goods	14,139	5,432
Supplies	58,044	49,135
Total inventories	$612,373	$413,246

Classified and presented as:
Current	$412,005	$265,105
Non-current(1)	200,368	148,141
	$612,373	$413,246
(1)    Non-current inventories at December 31, 2023 and 2022 relate to heap leach ore at Mesquite and Castle Mountain.